Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

a.	Due to a related party

As of June 30, 2026, the Company had both amounts due from and due to Mr. Gang Li arising primarily from funding arrangements involving the Company’s PRC and U.S. entities, with Mr. Gang Li acting as the central counterparty in facilitating the transfer and settlement of funds. On a gross basis, the Company had amounts due from Mr. Gang Li of approximately $15.1 million and amounts due to Mr. Gang Li of approximately $16.3 million as of June 30, 2026. Pursuant to an offsetting arrangement among the relevant parties, the Company has the right and intention to settle the reciprocal balances on a net basis. Accordingly, the Company presented a net amount due to the related party of approximately $1.2 million as of June 30, 2026.

b.	Other related party transactions

During the six months ended June 30, 2026, the Company entered into various funding arrangements with Mr. Gang Li and entities controlled by or associated with Mr. Gang Li and his family. These transactions primarily consisted of interest-free advances and repayments, funding transfers, and payments made on behalf of the Company or related parties. The related transactions were authorized in accordance with the Company’s applicable approval procedures, and the related outstanding balances as of June 30, 2026 are reflected in the related-party balances described above, as applicable.

Several related parties provided guarantees in connection with the Company’s short-term and long-term bank loans (see Note 10).

Pursuant to a Premises Use Agreement dated April 30, 2020 and a Supplemental Agreement dated June 18, 2020, Urumqi Plastic Surgery Hospital Co., Ltd., a PRC company controlled by Mr. Gang Li, provided approximately 5,382 square feet office space for the Company’s headquarters without charge. The term of the agreement is from January 1, 2020 to June 25, 2028, unless otherwise terminated by either party.

During the year ended December 31, 2025, the Company acquired a commercial property unit from its controlling shareholder, Mr. Gang Li, through a debt settlement arrangement. The transaction involved the settlement of amounts due from the controlling shareholder, whereby the property was transferred to the Company in satisfaction of the outstanding balance. The Company determined the value of the property based on an independent third-party valuation at the acquisition date.

Management considers the above transactions to be conducted in the normal course of business and, where applicable, based on terms comparable to those that could be obtained in transactions with unrelated parties.